Interest-bearing loans and borrowings - Schedule of unsecured notes (Details) - USD ($)	Jun. 30, 2022	Mar. 18, 2022	Dec. 31, 2021	Sep. 02, 2021
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 2,032,006,000		$ 1,712,180,000
Total other notes
Disclosure of detailed information about borrowings [line items]
Facility size	200,000,000		267,200,000
Borrowings	200,000,000		267,200,000
Total other notes | Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Borrowings	197,223,000		263,920,000
Unsecured notes
Disclosure of detailed information about borrowings [line items]
Facility size	0		67,200,000	$ 200,000,000
Borrowings	0		67,200,000
Unsecured notes | Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 0		67,025,000
Unsecured notes | Nominal interest rate
Disclosure of detailed information about borrowings [line items]
Nominal interest rate	7.50%			7.50%
Unsecured notes
Disclosure of detailed information about borrowings [line items]
Facility size	$ 200,000,000	$ 200,000,000	200,000,000
Borrowings	200,000,000		200,000,000
Unsecured notes | Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 197,223,000		$ 196,895,000
Unsecured notes | Nominal interest rate
Disclosure of detailed information about borrowings [line items]
Nominal interest rate	6.25%